Earnings Per Share - Summary of Earnings Per Share (Detail) - ARS ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Earnings per share [abstract]
Net loss	$ 257	$ (69,649)	$ (34,071)
Average number of shares outstanding	392,792,602	392,555,569	392,314,842
Basic and diluted earnings per share	$ 0.65	$ (177.42)	$ (86.85)